Vident International Equity Strategy ETFTM
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Australia - 6.2%
AGL Energy, Ltd.	240,060	$1,751,532
BlueScope Steel, Ltd.	114,561	1,651,576
JB Hi-Fi, Ltd.	36,994	2,189,699
Metcash, Ltd.	649,039	1,319,185
MMG, Ltd. (a)	4,920,000	1,669,179
New Hope Corporation, Ltd.	283,439	867,836
Orica, Ltd.	141,757	1,672,412
Origin Energy, Ltd.	231,949	1,642,489
Qantas Airways, Ltd. (a)	408,861	2,335,907
QBE Insurance Group, Ltd.	145,967	1,901,801
Super Retail Group, Ltd.	73,663	706,858
Tabcorp Holdings, Ltd.	883,725	308,000
Whitehaven Coal, Ltd.	312,871	1,341,132
Yancoal Australia, Ltd.	360,682	1,452,089
		20,809,695

Austria - 0.4%
OMV AG	26,463	1,059,873
voestalpine AG	16,863	326,292
		1,386,165

Belgium - 0.8%
KBC Group NV	20,995	1,513,217
Proximus SADP	29,947	193,892
Solvay SA	29,588	1,022,216
		2,729,325

Brazil - 2.4%
Cia de Saneamento de Minas Gerais Copasa MG	316,614	1,334,194
Marfrig Global Foods SA (a)	636,428	1,973,032
Pagseguro Digital, Ltd. - Class A (a)	113,618	833,956
Telefonica Brasil SA	183,535	1,514,844
TIM SA	443,078	1,150,245
Vibra Energia SA	321,898	1,102,529
		7,908,800

Canada - 6.6%
Air Canada (a)	90,541	1,614,044
Celestica, Inc. (a)	31,167	2,679,407
Cenovus Energy, Inc.	80,610	1,276,956
Empire Company, Ltd.	46,813	1,403,571
George Weston, Ltd.	10,448	1,679,336
Hudbay Minerals, Inc.	199,408	1,778,814
iA Financial Corporation, Inc.	24,633	2,354,486
Kinross Gold Corporation	188,869	1,849,369
Loblaw Companies, Ltd.	13,085	1,698,064
Manulife Financial Corporation	62,495	2,011,677
Parex Resources, Inc.	48,608	519,703
Sun Life Financial, Inc.	28,831	1,774,358
Suncor Energy, Inc.	41,384	1,646,611
		22,286,396

Chile - 1.1%
Cencosud SA	867,832	1,822,514
Latam Airlines Group SA (a)	126,360,639	1,749,957
		3,572,471

China - 6.6%
3SBio, Inc. (b)	2,006,500	1,474,922
Anhui Conch Cement Company, Ltd. – H-Shares	668,500	1,743,939
China Life Insurance Company, Ltd. – H-Shares	1,204,000	2,277,552
China Pacific Insurance Group Company, Ltd. – H-Shares	649,600	2,041,074
China Resources Pharmaceutical Group, Ltd. (b)	2,372,500	1,600,661
COSCO SHIPPING Holdings Company, Ltd. – H-Shares	1,156,000	1,616,295
Hisense Home Appliances Group Company, Ltd.	509,000	1,435,775
JD.com, Inc. - Class A	125,400	2,317,343
Jiangxi Copper Company, Ltd. – H-Shares	595,000	954,257
Lenovo Group, Ltd.	1,248,000	1,461,056
People's Insurance Company Group of China, Ltd. – H-Shares	4,341,000	2,069,653
Sinopharm Group Company, Ltd. – H-Shares	505,600	1,318,976
ZTE Corporation – H-Shares	717,000	1,743,308
		22,054,811

Denmark - 2.3%
AP Moller - Maersk AS - Class B	1,032	1,750,205
Bavarian Nordic AS (a)	59,984	1,642,955
D/S Norden AS	36,954	1,113,697
H Lundbeck AS	270,813	1,687,547
ROCKWOOL AS - Class B	3,844	1,401,283
Svitzer Group AS (a)	1,587	50,649
		7,646,336

Finland - 1.1%
Fortum Oyj	109,128	1,644,199
Nokia Oyj	420,508	1,767,458
Outokumpu Oyj	127,170	426,859
		3,838,516

France - 1.6%
Bouygues SA	14,942	444,414
Cie de Saint-Gobain SA	19,480	1,776,427
Cie Generale des Etablissements Michelin SCA	41,194	1,337,905
Renault SA	33,359	1,428,026
Societe Generale SA	13,013	344,914
		5,331,686

Germany - 5.4%
Allianz SE	5,746	1,773,341
Aurubis AG	6,166	485,184
Bayerische Motoren Werke AG	16,639	1,230,540
Deutsche Bank AG	103,172	1,751,589
Deutsche Lufthansa AG	175,020	1,171,249
Freenet AG	21,960	678,661
Fresenius Medical Care AG	27,238	1,196,781
Fresenius SE & Company KGaA (a)	46,703	1,641,133
Heidelberg Materials AG	15,000	1,891,655
HelloFresh SE (a)	257,322	3,141,818
K+S AG	75,529	894,663
Mercedes-Benz Group AG	23,308	1,303,765
Schaeffler AG (a)	27,583	130,021
Suedzucker AG	19,247	222,193
Talanx AG	8,963	759,231
		18,271,824

Hong Kong - 7.4%
Bosideng International Holdings, Ltd.	184,000	95,765
Cathay Pacific Airways, Ltd.	1,549,000	1,932,878
China Overseas Land & Investment, Ltd.	362,000	620,581
China Taiping Insurance Holdings Company, Ltd.	1,662,600	2,623,735
GCL Technology Holdings, Ltd. (a)	11,407,000	2,125,560
Geely Automobile Holdings, Ltd.	1,620,000	2,885,441
Kingboard Holdings, Ltd.	783,500	1,880,831
Kunlun Energy Company, Ltd.	1,566,000	1,477,140
Orient Overseas International, Ltd.	120,000	1,532,857
Pacific Basin Shipping, Ltd.	5,056,000	1,202,023
Sino Biopharmaceutical, Ltd.	3,990,000	1,666,442
Sino Land Company, Ltd.	1,234,000	1,208,381
SITC International Holdings Company, Ltd.	738,000	1,920,504
WH Group, Ltd. (b)	2,456,000	1,947,365
Xinyi Glass Holdings, Ltd.	1,518,000	1,582,073
		24,701,576

Indonesia - 1.8%
Adaro Energy Indonesia Tbk PT	8,376,000	1,099,532
Astra International Tbk PT	5,838,800	1,879,324
Bank Negara Indonesia Persero Tbk PT	4,357,200	1,369,445
Telkom Indonesia Persero Tbk PT	399,600	68,344
United Tractors Tbk PT	1,052,600	1,778,691
		6,195,336

Ireland - 2.6%
AerCap Holdings NV	19,984	1,985,610
Alkermes PLC (a)	65,673	1,905,831
DCC PLC	13,879	1,009,943
ICON PLC (a)	5,791	1,217,558
Medtronic PLC	23,508	2,034,382
TE Connectivity PLC	4,216	637,122
		8,790,446

Israel - 3.1%
Bezeq The Israeli Telecommunication Corporation, Ltd.	515,293	738,998
ICL Group, Ltd.	245,216	1,106,141
Inmode, Ltd. (a)	34,519	674,156
Israel Discount Bank, Ltd. - Class A	287,097	1,884,157
Plus500, Ltd.	11,718	382,185
Teva Pharmaceutical Industries, Ltd. (a)	95,921	1,576,939
Tower Semiconductor, Ltd. (a)	38,189	1,799,848
ZIM Integrated Shipping Services, Ltd.	92,913	2,047,802
		10,210,226

Italy - 0.5%
Iveco Group NV	157,877	1,579,120

Japan - 0.6%
Alps Alpine Company, Ltd.	121,600	1,249,318
Subaru Corporation	36,200	580,053
Suzuken Company, Ltd.	1,200	37,410
		1,866,781

Malaysia - 1.6%
CIMB Group Holdings Bhd	380,500	706,215
MISC Bhd	874,500	1,426,350
Telekom Malaysia Bhd	1,094,300	1,563,285
YTL Corporation Bhd	2,075,200	971,072
YTL Power International Bhd	881,400	674,187
		5,341,109

Mexico - 1.2%
America Movil SAB de CV (a)	690,150	514,061
Arca Continental SAB de CV	141,810	1,207,335
Cemex SAB de CV	1,917,952	1,073,576
Qualitas Controladora SAB de CV	161,885	1,228,101
		4,023,073

Netherlands - 2.2%
Aegon, Ltd.	252,322	1,626,199
ING Groep NV	9,157	141,767
Koninklijke Ahold Delhaize NV	50,628	1,745,904
NN Group NV	32,019	1,486,998
Randstad NV	26,199	1,151,407
Stellantis NV	88,023	1,165,471
		7,317,746

Norway - 4.0%
DNO ASA	1,335,690	1,233,623
Equinor ASA	61,789	1,493,478
Hoegh Autoliners ASA	153,325	1,778,083
Leroy Seafood Group ASA	200,747	935,206
Norsk Hydro ASA	296,239	1,830,265
Norwegian Air Shuttle ASA (a)	1,638,828	1,667,032
Orkla ASA	156,022	1,438,173
Storebrand ASA	163,318	1,790,555
Var Energi ASA	332,062	1,089,176
Yara International ASA	9,635	270,710
		13,526,301

Peru - 0.5%
Credicorp, Ltd.	9,540	1,769,384

Poland - 1.6%
Bank Polska Kasa Opieki SA	39,114	1,305,452
ORLEN SA	98,577	1,237,442
Powszechna Kasa Oszczednosci Bank Polski SA	106,302	1,462,050
Powszechny Zaklad Ubezpieczen SA	130,319	1,417,225
		5,422,169

Portugal - 0.5%
Banco Comercial Portugues SA	3,819,210	1,806,359
Galp Energia SGPS SA	3,068	50,340
		1,856,699

Russia - 0.0%(c)
Severstal PAO - GDR (a)(d)	24,074	0

Singapore - 6.3%
ComfortDelGro Corporation, Ltd.	584,900	636,970
DBS Group Holdings, Ltd.	59,040	1,868,547
Genting Singapore, Ltd.	2,581,400	1,472,995
Hafnia, Ltd.	209,200	1,205,458
Jardine Cycle & Carriage, Ltd.	75,000	1,580,390
Keppel REIT	722,700	460,902
NETLINK NBN TRUST	716,900	462,551
Oversea-Chinese Banking Corporation, Ltd.	143,800	1,746,216
SATS, Ltd.	660,200	1,851,603
Sembcorp Industries, Ltd.	236,200	919,676
Singapore Airlines, Ltd.	307,500	1,447,302
Singapore Technologies Engineering, Ltd.	262,000	879,424
Singapore Telecommunications, Ltd.	715,400	1,654,227
United Overseas Bank, Ltd.	65,919	1,787,801
UOL Group, Ltd.	130,900	517,488
Venture Corporation, Ltd.	104,500	1,003,181
Wilmar International, Ltd.	699,700	1,607,486
		21,102,217

South Africa - 0.8%
Harmony Gold Mining Company, Ltd.	52,591	480,383
The Foschini Group, Ltd.	223,745	2,111,387
		2,591,770

South Korea - 6.7%
CJ Corporation	17,933	1,234,055
DB Insurance Company, Ltd.	21,320	1,668,860
Doosan Bobcat, Inc.	49,995	1,390,492
Hankook Tire & Technology Company, Ltd.	40,290	1,087,358
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (a)	12,010	1,760,543
Hyundai Glovis Company, Ltd.	18,675	1,646,554
Hyundai Marine & Fire Insurance Company, Ltd.	65,503	1,248,973
Hyundai Mobis Company, Ltd.	9,788	1,680,388
Hyundai Wia Corporation	29,173	852,156
Kia Corporation	19,195	1,278,245
KT Corporation	58,929	2,061,385
LG Innotek Company, Ltd.	8,541	991,210
LG Uplus Corporation	195,887	1,627,419
NongShim Company, Ltd.	4,768	1,175,723
Samsung Fire & Marine Insurance Company, Ltd.	4,433	1,247,233
SK Telecom Company, Ltd.	38,759	1,705,890
		22,656,484

Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	146,399	1,381,744
Banco Santander SA	322,277	1,489,373
CaixaBank SA	32,275	175,421
Mapfre SA	69,981	181,828
Repsol SA	14,871	185,733
Telefonica SA	356,500	1,613,831
		5,027,930

Sweden - 0.4%
Volvo Car AB (a)	554,641	1,211,754

Switzerland - 5.9%
Chubb, Ltd.	6,174	1,782,619
Glencore PLC	286,239	1,382,352
Guess?, Inc.	69,271	1,140,201
Helvetia Holding AG	4,750	832,463
Holcim AG	17,061	1,737,860
Julius Baer Group, Ltd.	30,082	1,990,670
Novartis AG	14,651	1,551,077
Sandoz Group AG	40,587	1,849,219
STMicroelectronics NV	34,280	878,733
Swatch Group AG	7,976	1,448,083
Swiss Re AG	13,258	1,958,602
Swisscom AG	93	53,678
UBS Group AG	52,814	1,707,313
Zurich Insurance Group AG	2,994	1,898,352
		20,211,222

Taiwan - 6.9%
Arcadyan Technology Corporation	39,000	198,704
ASE Technology Holding Company, Ltd.	307,000	1,431,841
Compal Electronics, Inc.	1,317,000	1,494,057
Compeq Manufacturing Company, Ltd.	128,000	239,978
Eva Airways Corporation	1,552,000	1,985,211
Hon Hai Precision Industry Company, Ltd.	260,000	1,564,819
L&K Engineering Company, Ltd.	209,000	1,479,851
Pegatron Corporation	498,000	1,445,722
Pou Chen Corporation	1,481,000	1,860,198
Powertech Technology, Inc.	287,000	1,082,335
Primax Electronics, Ltd.	566,000	1,374,793
Radiant Opto-Electronics Corporation	290,000	1,700,736
Simplo Technology Company, Ltd.	122,000	1,415,941
Taiwan Surface Mounting Technology Corporation	415,000	1,322,307
Tong Yang Industry Company, Ltd.	540,000	1,969,953
Tripod Technology Corporation	246,000	1,431,333
Zhen Ding Technology Holding, Ltd.	383,000	1,350,045
		23,347,824

Thailand - 1.4%
Kasikornbank PCL	453,600	1,990,431
PTT Exploration & Production PCL	233,000	866,171
TMBThanachart Bank PCL	35,067,200	1,799,497
		4,656,099

United Kingdom - 3.5%
BT Group PLC	88,380	178,951
Centrica PLC	466,126	754,807
easyJet PLC	172,700	1,213,455
J Sainsbury PLC	266,030	883,216
Janus Henderson Group PLC	44,564	2,017,858
Kingfisher PLC	454,206	1,428,865
Marks & Spencer Group PLC	388,040	1,887,549
Tesco PLC	385,287	1,794,333
Vodafone Group PLC	1,689,177	1,521,816
		11,680,850

United States - 1.3%
CRH PLC	23,411	2,394,243
Jazz Pharmaceuticals PLC (a)	16,806	2,043,442
		4,437,685
TOTAL COMMON STOCKS (Cost $304,308,517)		325,359,826

PREFERRED STOCKS - 1.9%	Shares	Value
Brazil - 1.2%
Cia Energetica de Minas Gerais	857,455	1,684,564
Metalurgica Gerdau SA	855,043	1,629,703
Petroleo Brasileiro SA	98,814	648,593
		3,962,860

Chile - 0.5%
Embotelladora Andina SA	503,339	1,473,539

Germany - 0.2%
Volkswagen AG	8,918	760,318
TOTAL PREFERRED STOCKS (Cost $5,660,954)		6,196,717

TOTAL INVESTMENTS - 98.7% (Cost $309,969,471)		331,556,543
Other Assets in Excess of Liabilities – 1.3%		4,343,104
TOTAL NET ASSETS - 100.0%		$335,899,647
two		–%
Percentages are stated as a percent of net assets.		–%

AB - Aktiebolag
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PCL - Public Company Limited
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $5,022,948 or 1.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Vident International Equity Strategy ETFTM has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$325,359,826	$–	$–	(a)	$325,359,826
Preferred Stocks	6,196,717	–	–		6,196,717
Total Investments	$331,556,543	$–	$–	(a)	$331,556,543

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.